CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Mar. 31, 2020 USD ($)
Net Cash Provided by (Used in) Operating Activities
Cash and cash equivalents, restricted cash of continuing operations, at end of period	$ 10,925,208
Less: cash and cash equivalents, restricted cash of discontinued operations at end of period	4,257,104
Cash and cash equivalents, restricted cash of continuing operations, at end of period	$ 6,668,104